Note 11 - Stock Options and Warrants - Option Transactions Under the Stock Option Plans (Details) - $ / shares		3 Months Ended	12 Months Ended
	Feb. 03, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Outstanding (in shares)		2,106,889	217,002	199,885
Outstanding, weighted average exercise price (in dollars per share)		$ 5.30	$ 52.20	$ 54.60
Outstanding, weighted average exercise price (in dollars per share)		$ 1.94	$ 5.30	$ 52.20
Exercisable (in shares)		1,750,287	927,520
Granted (in shares)	1,189,987	3,252,072	1,938,249	43,938
Granted, weighted average exercise price (in dollars per share)	$ 0.18	$ 0.17	$ 1.22	$ 29.20
Forfeited /expired (in shares)		(64,945)	(48,362)	(5,494)
Forfeited /expired, weighted average exercise price (in dollars per share)		$ 22.62	$ 52.38	$ 38.80
Outstanding (in shares)		5,294,016	2,106,889	217,002
Exercisable, weighted average exercise price (in dollars per share)		$ 4.96	$ 10.24